Share Capital/Treasury Shares - Summary of Share Capital (Parenthetical) (Detail) - $ / shares		6 Months Ended
	Apr. 26, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 29, 2023
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	16,202
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised		50,000,000		50,000,000
Par value per share		$ 0.0001		$ 0.0001
Class A ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised		500,000,000		500,000,000
Class B ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised		100,000,000		100,000,000
Exercise Price One [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		23,893	158,333
Share based compensation by share based award share options excercised weighted average exercise price		$ 0.28	$ 0.01
Exercise Price Two [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		16,202	6,750,000
Share based compensation by share based award share options excercised weighted average exercise price		$ 2.93	$ 0.02
Exercise Price Three [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		4,122	25,000
Share based compensation by share based award share options excercised weighted average exercise price		$ 3.63	$ 0.21
Exercise Price Four [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		3,226	40,625
Share based compensation by share based award share options excercised weighted average exercise price		$ 4.32	$ 0.26